ACQUISITION	12 Months Ended
Dec. 31, 2012
ACQUISITION
ACQUISITION

3. ACQUISITION

(a)
Acquisition of Beijing Bona Cineplex

        On April 23, 2010, the Group, through Bona Film and Culture, acquired Beijing Bona International Cineplex Investment & Management Co., Ltd. ("Beijing Bona Cineplex"), a PRC based company which holds three subsidiaries and focuses on cineplex business in the PRC. Beijing Bona Cineplex holds 60% of the equity of one of the subsidiaries, Shanghai Bona Yinxing Cinema Development Co., Ltd., and 100% of the equity of the other two subsidiaries. At the same time, the Group acquired Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang"), which also focuses on cineplex business in the PRC. Both Beijing Bona Cineplex and Bona Youtang were owned by Skillgreat Limited, which is 100% owned by the Group's primary shareholder, Mr. Dong Yu. The total consideration comprised of 5,810,320 ordinary shares of the Company with a fair value of $4.50 per share as of the acquisition date, which were issued to Skillgreat Limited in 2010 and cash of $5,337,243 which was settled as an offset against the amount that the Company was owed by Mr. Dong Yu. The acquisition-related transaction costs of $20,000 were expensed as general and administrative expenses when incurred.

        The fair value of the Company's ordinary shares as of the date of acquisition was estimated by management with the assistance of American Appraisal China Limited, an independent valuer. The discounted cash flow method of the income approach was used to assess the fair value of the Company's ordinary shares as of the date of acquisition. The determination of the fair value of the Company's ordinary shares requires complex and subjective judgments to be made regarding the Company's projected financial and operating results, unique business risks, the liquidity of the ordinary shares, and operating history and prospects at the time of valuation.

        The major assumptions used in calculating the fair value of ordinary shares as of the date of acquisition of $4.50 per ordinary share included:

Weighted average cost of capital, or WACC	22%
Discount for lack of marketability, or DLOM	16%

        The income approach involves applying appropriate discount rates to estimated cash flows that are based on earnings forecasts. The assumptions used in deriving the fair values are consistent with the Company's business plan. These assumptions include: no material changes in the existing political, legal and economic conditions in China; the Company's ability to retain competent management, key personnel and staff to support its ongoing operations; and no material deviation in market conditions from economic forecasts. These assumptions are inherently uncertain. The risk associated with achieving the Company's forecasts were assessed in selecting the appropriate discount rates.

        The acquisitions were completed in April 2010 and the results of Beijing Bona Cineplex and Bona Youtang have been included in the Group's consolidated financial statements since the acquisition date. A net revenue of $11,333,193 and a net income of $388,985 generated by the acquired movie theaters after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2010.

        The Group has accounted for these transactions as an acquisition and not as a reorganization of entities under common control. Pursuant to the Company's articles of association, the following matters among others need to be approved by the Series A preferred shareholders: (1) the adoption of the annual budget of any of the Company's subsidiaries or affiliated entities; (2) the appointment or removal or settlement of the terms of appointment of any senior manager (including any chief financial officer, chief operating officer or chief technology officer) of any of the Company's subsidiaries or affiliated entities; (3) approval, or making adjustment or modifications to the terms of transactions involving the interest of any director, shareholder or related party any of the Company's subsidiaries or affiliated entities, including but not limited to the making of any loans or advances, whether directly or indirectly, or the provision of any guarantee, indemnity or security for or in connection with any indebtedness of liabilities of any director or shareholder of any of the Company's subsidiaries or affiliated entities. In July 2009, upon the issuance of Series B preferred shares, the Series B shareholders had the same rights. These rights allow the noncontrolling shareholders to participate in decisions that relate to the ordinary course of the Company's business and prevent the majority ordinary shareholder, Mr. Yu, from exercising control over the Company's operating and financial policy decisions. As a consequence, Mr. Dong Yu lost control of the Company upon the issuance of Series A preferred shares in July 2007.

Total purchase price:
Cash consideration	5,337,243
Fair value of shares issued	26,123,194

31,460,437

		Estimated useful life
Cash and cash equivalents	1,483,252
Inventory	93,832
Current liabilities	(10,661,554)
Property and equipment, net	12,714,866
6 movie theater licenses	1,911,290	Indefinite
Membership	58,651	1.8 years
Favorable lease	557,185	2 years
Non-current deferred tax liability	(153,959)

Total net assets acquired	6,003,563
Noncontrolling interests	(2,071,408)

Goodwill	27,528,282

        In the acquisition, the Group determined the fair value and useful life of the intangible assets acquired based on the following:

  (i)
  The movie theater licenses acquired are film exhibition licenses issued by local film administration authorities that allow the Group to exhibit movies. The terms of the film exhibition licenses range from one to three years and are renewable upon inspection of the issuing authority. Since the government has been promoting the gradual liberalization of the film industry, the Group believes local film administration authorities normally grant the licenses to applicants as long as they can fulfill fixed asset investment and other relevant regulatory requirements. Therefore, the Group believes the licenses can be applied for and obtained through reasonable expenditure, without undue cost or time. Based on the above analysis, the Group concluded the cost approach should be applied for the determination of the fair value of the licenses. The cost approach takes into consideration the estimated staff costs, opportunities for fixed asset investment and overhead cost incurred for application of the licenses. The Group estimated the license has an indefinite life because the Group will renew it in the foreseeable future and do not expect that the Group will require substantial costs to renew or extend the licenses' legal life.

  (ii)
  As of the acquisition date, 41,657 individuals were registered as members of Beijing Bona Cineplex and Beijing Youtang and those members can purchase movie tickets at discounted price. The fair value of movie theater memberships was appraised by "excess earning method" which takes into consideration the projected cash flow to be generated from the members. The most significant estimates and assumptions inherent in the approach the Group used to value movie theater membership are the estimated revenues and margin derived from sale of tickets to the members and the discount rate. The resulting cash flow is discounted at a rate approximating the estimated cost of equity of Beijing Bona Cineplex and Beijing Youtang, which reflects a market participant's required rate of return for investing in the subject intangible asset. The terms of the membership range from one to five years with a weighted average of 1.8 years. The useful life of movie theater membership was determined based on the period over which the intangible asset will generate cash flow to the Group in the future.

  (iii)
  The fair value of favorable leases was determined by the incremental cash flow approach, which takes into consideration the projected rental expenses to be saved by virtue of ownership of lease agreements at rates more favorable than market rate. The most significant estimates and assumptions inherent in the approach that the Group used to value the favorable leases were the market rates for renting the premise of those movie theaters and the discount rate. The resulting rental saving was discounted at a rate approximating the estimated cost of equity of Beijing Bona Cineplex and Bona Youtang, which reflected a market participant's required rate of return for investing in the subject intangible asset.

        The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) group of customers (most movie theater customers are walk-in) that are not known or identifiable to Beijing Bona Cineplex and Bona Youtang; (b) presence in geographic market and locations. The acquired goodwill is not deductible for tax purposes.

(b)
Acquisition of Bona Yinglong

        On July 28, 2010, to further expand the Group's talent agency business the Group through Bona Film and Culture acquired the remaining 60% equity interest of Beijing Bona Yinglong Culture Agency Company Ltd. ("Bona Yinglong", has been renamed to Beijing Bona Xingyi Culture Agency Company Ltd.) with a total cash consideration of $442,804 (equivalent to RMB3 million) paid in 2010. After the acquisition, it became a 100% consolidated VIE's subsidiary of the Group. A net revenue of nil and a net loss of $1,242 generated by Bona Yinglong after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2010.

        The purchase price allocation of the transaction was determined by the Group, and the following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition.

Total purchase price:
Cash consideration	442,804
Fair value of investment in Yinglong	203,130

645,934

Cash and cash equivalents	738,014
Other receivable	6,839
Current liabilities	(230,309)

Total net assets acquired	514,544

Goodwill	131,390

(c)
Acquisition of 10% equity interest from a noncontrolling interest

        On November 22, 2010, the Group acquired the remaining 10% equity interest in Baichuan with a total cash consideration of $762,098 (equivalent to RMB 5,061,400) which resulted in an increase of $683,434 in additional paid-in capital and after the acquisition, it became a 100% consolidated VIE of the Group.

(d)
Acquisition of Alpha Speed Limited and Bona Starlight

        On July 1, 2011, the Group, through the Company and Beijing Bona Cineplex, acquired Alpha Speed Limited, a BVI company and Bona Starlight, a PRC company which holds five subsidiaries and focuses on cineplex business in the PRC with a total cash consideration of $30,938,201, of which $3,064,993 was settled as an offset against the amount that the Group was owed by Mr. Dong Yu and $2,383,260 was paid in 2012. Prior to the acquisition, Alpha Speed Limited was 51% owned by Skill Great Limited, which is 100% owned by the Group's primary shareholder, Mr. Dong Yu, and Bona Startlight was also 51% owned by the Group's primary shareholder, Mr. Dong Yu. After the acquisition, The Group holds 100% of the equity interest of Alpha Speed Limited and Bona Starlight, which holds 51% of the equity of one of the subsidiaries, Mangguo Cinema, and 100% of the equity of the other four subsidiaries.

        The Group has accounted for these transactions as a business acquisition. A net revenue of $5,207,607 and a net loss of $2,286,838 generated by the acquired movie theaters after the acquisition date were included in the Group's consolidated financial statements for the year ended December 31, 2011.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Total purchase price:
Cash consideration	30,938,201

		Estimated useful life
Cash and cash equivalents	1,379,343
Net current liabilities	(7,912,067)
Construction in Progress	1,831,707
Property and equipment, net	16,758,400
4 movie theater licenses	417,666	Indefinite
Favorable lease	1,902,699	1-4.5 years
Non-current deferred tax liability	(475,675)

Total net assets acquired	13,902,073
Noncontrolling interests	(1,160,492)

Goodwill	18,196,620

        In the acquisition, the Group determined the fair value and useful life of the intangible assets acquired based on the following:

  (i)
  The movie theater licenses acquired are film exhibition licenses issued by local film administration authorities that allow the Group to exhibit movies. The terms of the film exhibition licenses range from one to three years and are renewable upon inspection of the issuing authority. Since the government has been promoting the gradual liberalization of the film industry, the Group believes local film administration authorities normally grant the licenses to applicants as long as they can fulfill fixed asset investment and other relevant regulatory requirements. Therefore, the Group believes the licenses can be applied for and obtained through reasonable expenditure, without undue cost or time. Based on the above analysis, the Group concluded the cost approach should be applied for the determination of the fair value of the licenses. The cost approach takes into consideration the estimated staff costs, opportunities for fixed asset investment and overhead cost incurred for application of the licenses. The Group estimated the license has an indefinite life because the Group will renew it in the foreseeable future and do not expect that the Group will require substantial costs to renew or extend the licenses' legal life.

  (ii)
  The fair value of favorable leases was determined by the incremental cash flow approach, which takes into consideration the projected rental expenses to be saved by virtue of ownership of lease agreements at rates more favorable than market rate. The most significant estimates and assumptions inherent in the approach that the Group used to value the favorable leases were the market rates for renting the premise of those movie theaters and the discount rate. The resulting rental saving was discounted at a rate approximating the estimated cost of equity of Bona Starlight which reflected a market participant's required rate of return for investing in the subject intangible asset.

        The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) group of customers (most movie theater customers are walk-in) that are not known or identifiable to Bona Starlight; (b) presence in geographic market and locations. The acquired goodwill is not deductible for tax purposes.